Business Combinations, Goodwill and Intangible Assets - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Goodwill	$ 18,865		$ 18,865		$ 18,865	$ 18,865	$ 9,835	$ 9,655
Intangible Amortization	348	422	715	864	1,655	1,956	898
Core Banking [Member]
Business Acquisition [Line Items]
Goodwill					17,533	17,533	8,503
Insurance [Member]
Business Acquisition [Line Items]
Goodwill					$ 1,332	$ 1,332	$ 1,332